Quarterly Holdings Report
for
Fidelity® Series Large Cap Stock Fund
September 30, 2022
MHT-NPRT1-1122
1.951037.109
Common Stocks - 95.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (a)	387,000	11,937,630
Verizon Communications, Inc.	710,633	26,982,735
		38,920,365
Entertainment - 1.4%
Activision Blizzard, Inc.	284,322	21,136,497
Nintendo Co. Ltd. ADR	441,900	22,523,643
The Walt Disney Co. (b)	820,893	77,434,837
Universal Music Group NV	2,865,781	53,676,222
		174,771,199
Interactive Media & Services - 3.8%
Alphabet, Inc.:
Class A (b)	1,898,325	181,574,786
Class C (b)	1,724,660	165,826,059
Match Group, Inc. (b)	65,600	3,132,400
Meta Platforms, Inc. Class A (b)	762,500	103,456,000
Snap, Inc. Class A (b)	1,322,400	12,985,968
		466,975,213
Media - 2.2%
Comcast Corp. Class A	7,713,142	226,226,455
Interpublic Group of Companies, Inc.	1,944,570	49,780,992
		276,007,447
TOTAL COMMUNICATION SERVICES		956,674,224
CONSUMER DISCRETIONARY - 3.7%
Auto Components - 0.3%
BorgWarner, Inc.	1,229,962	38,620,807
Automobiles - 0.1%
General Motors Co.	297,400	9,543,566
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc. (b)	57,837	95,038,337
Expedia, Inc. (b)	218,600	20,480,634
Marriott International, Inc. Class A	268,500	37,627,590
Starbucks Corp.	166,000	13,987,160
		167,133,721
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	314,489	28,678,252
Sony Group Corp. sponsored ADR	194,500	12,457,725
Whirlpool Corp.	49,463	6,668,107
		47,804,084
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. (b)	245,400	27,730,200
Multiline Retail - 0.1%
Target Corp.	52,000	7,716,280
Specialty Retail - 1.2%
Lowe's Companies, Inc.	791,407	148,634,149
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc. Class B	75,800	6,300,496
TOTAL CONSUMER DISCRETIONARY		453,483,303
CONSUMER STAPLES - 5.3%
Beverages - 1.8%
Diageo PLC sponsored ADR	348,900	59,246,709
Keurig Dr. Pepper, Inc.	1,345,700	48,202,974
The Coca-Cola Co.	2,167,395	121,417,468
		228,867,151
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	17,500	8,264,725
Performance Food Group Co. (b)	501,900	21,556,605
Sysco Corp.	1,196,000	84,569,160
U.S. Foods Holding Corp. (b)	595,600	15,747,664
Walmart, Inc.	384,400	49,856,680
		179,994,834
Food Products - 0.1%
Lamb Weston Holdings, Inc.	177,100	13,703,998
Household Products - 0.1%
Colgate-Palmolive Co.	17,300	1,215,325
Spectrum Brands Holdings, Inc.	285,982	11,161,877
		12,377,202
Personal Products - 0.3%
Haleon PLC ADR (b)(c)	5,459,936	33,251,010
Tobacco - 1.5%
Altria Group, Inc.	3,760,259	151,839,258
Swedish Match Co. AB	3,888,200	38,461,034
		190,300,292
TOTAL CONSUMER STAPLES		658,494,487
ENERGY - 13.4%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	110,100	2,307,696
Oil, Gas & Consumable Fuels - 13.4%
Canadian Natural Resources Ltd.	415,400	19,336,316
Cenovus Energy, Inc. (Canada)	10,911,081	167,613,667
EQT Corp.	349,400	14,238,050
Exxon Mobil Corp.	10,637,543	928,763,881
Hess Corp.	2,528,072	275,534,567
Imperial Oil Ltd.	1,468,400	63,579,110
Kosmos Energy Ltd. (b)	13,508,409	69,838,475
Phillips 66 Co.	258,400	20,858,048
Tourmaline Oil Corp.	1,709,900	88,865,039
		1,648,627,153
TOTAL ENERGY		1,650,934,849
FINANCIALS - 16.3%
Banks - 12.0%
Bank of America Corp.	12,085,794	364,990,979
JPMorgan Chase & Co.	1,112,771	116,284,570
M&T Bank Corp.	170,920	30,136,614
PNC Financial Services Group, Inc.	888,921	132,822,576
Truist Financial Corp.	2,143,623	93,333,345
U.S. Bancorp	1,795,119	72,379,198
Wells Fargo & Co.	16,661,437	670,122,996
		1,480,070,278
Capital Markets - 2.9%
KKR & Co. LP	1,408,251	60,554,793
Morgan Stanley	860,824	68,013,704
Northern Trust Corp.	1,413,446	120,934,440
Raymond James Financial, Inc.	373,403	36,899,684
State Street Corp.	1,116,441	67,890,777
		354,293,398
Consumer Finance - 0.2%
Discover Financial Services	327,900	29,812,668
Insurance - 0.2%
Chubb Ltd.	141,397	25,717,286
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	5,760,477	73,849,315
Radian Group, Inc.	2,718,408	52,438,090
		126,287,405
TOTAL FINANCIALS		2,016,181,035
HEALTH CARE - 14.4%
Biotechnology - 0.6%
ADC Therapeutics SA (b)	243,209	1,172,267
Alnylam Pharmaceuticals, Inc. (b)	169,950	34,017,192
Argenx SE ADR (b)	14,700	5,189,835
Crinetics Pharmaceuticals, Inc. (b)	389,800	7,655,672
Insmed, Inc. (b)	691,829	14,901,997
Intercept Pharmaceuticals, Inc. (b)(c)	351,999	4,910,386
Vaxcyte, Inc. (b)	173,900	4,173,600
Verve Therapeutics, Inc. (b)	172,200	5,915,070
		77,936,019
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	54,500	5,273,420
Becton, Dickinson & Co.	144,706	32,244,838
Boston Scientific Corp. (b)	3,798,319	147,108,895
iRhythm Technologies, Inc. (b)	1,100	137,808
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	739,476	11,380,536
		196,145,497
Health Care Providers & Services - 6.9%
Cardinal Health, Inc.	1,221,458	81,446,819
Centene Corp. (b)	111,200	8,652,472
Cigna Corp.	671,811	186,407,398
CVS Health Corp.	1,459,552	139,197,474
Guardant Health, Inc. (b)	303,769	16,351,885
Humana, Inc.	45,600	22,124,664
McKesson Corp.	524,821	178,370,913
Oak Street Health, Inc. (b)	188,700	4,626,924
UnitedHealth Group, Inc.	422,481	213,369,804
		850,548,353
Life Sciences Tools & Services - 0.2%
Danaher Corp.	111,500	28,799,335
Pharmaceuticals - 5.1%
Bayer AG	1,188,772	54,772,128
Bristol-Myers Squibb Co.	3,874,160	275,414,034
Eli Lilly & Co.	147,300	47,629,455
GSK PLC sponsored ADR (c)	2,840,028	83,582,024
Johnson & Johnson	924,571	151,037,919
Pliant Therapeutics, Inc. (b)	234,300	4,894,527
Sanofi SA sponsored ADR	241,600	9,185,632
Viatris, Inc.	185,500	1,580,460
		628,096,179
TOTAL HEALTH CARE		1,781,525,383
INDUSTRIALS - 12.7%
Aerospace & Defense - 2.8%
Airbus Group NV	716,700	61,779,811
General Dynamics Corp.	178,160	37,800,207
Huntington Ingalls Industries, Inc.	111,550	24,708,325
MTU Aero Engines AG	51,600	7,711,858
Raytheon Technologies Corp.	212,969	17,433,642
Safran SA	110,900	10,090,764
The Boeing Co. (b)	1,510,696	182,915,072
		342,439,679
Air Freight & Logistics - 1.9%
FedEx Corp.	344,947	51,214,281
United Parcel Service, Inc. Class B	1,114,756	180,077,684
		231,291,965
Airlines - 0.1%
Copa Holdings SA Class A (b)	48,500	3,249,985
Ryanair Holdings PLC sponsored ADR (b)	113,400	6,624,828
		9,874,813
Building Products - 0.1%
Johnson Controls International PLC	327,700	16,129,394
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	1,219,100	8,765,329
Electrical Equipment - 1.0%
Acuity Brands, Inc.	234,669	36,953,327
Hubbell, Inc. Class B	159,914	35,660,822
Regal Rexnord Corp.	20,100	2,821,236
Vertiv Holdings Co.	4,389,300	42,663,996
		118,099,381
Industrial Conglomerates - 5.3%
3M Co.	147,273	16,273,667
General Electric Co.	10,407,864	644,350,860
		660,624,527
Machinery - 0.9%
Cummins, Inc.	79,200	16,117,992
Epiroc AB (A Shares)	60,100	859,761
Flowserve Corp.	844,685	20,525,846
Fortive Corp.	386,500	22,532,950
Otis Worldwide Corp.	238,884	15,240,799
Stanley Black & Decker, Inc.	111,500	8,385,915
Westinghouse Air Brake Tech Co.	291,985	23,752,980
		107,416,243
Professional Services - 0.0%
Equifax, Inc.	38,400	6,582,912
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	1,312,915	64,240,931
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	228,600	2,810,915
TOTAL INDUSTRIALS		1,568,276,089
INFORMATION TECHNOLOGY - 17.8%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	3,311,098	24,733,902
IT Services - 3.7%
Amadeus IT Holding SA Class A (b)	371,500	17,223,722
Edenred SA	897,000	41,325,466
Fidelity National Information Services, Inc.	581,500	43,943,955
Genpact Ltd.	496,200	21,718,674
Global Payments, Inc.	75,200	8,125,360
IBM Corp.	140,100	16,645,281
MasterCard, Inc. Class A	114,089	32,440,066
PayPal Holdings, Inc. (b)	373,900	32,181,573
Sabre Corp. (b)	2,134,300	10,991,645
Snowflake, Inc. (b)	7,500	1,274,700
Twilio, Inc. Class A (b)	286,700	19,822,438
Unisys Corp. (b)	1,905,099	14,383,497
Visa, Inc. Class A	1,144,293	203,283,651
		463,360,028
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	145,938	20,335,001
Applied Materials, Inc.	352,602	28,888,682
Intel Corp.	1,226,100	31,596,597
Lam Research Corp.	60,600	22,179,600
Marvell Technology, Inc.	761,091	32,658,415
NVIDIA Corp.	46,900	5,693,191
Qualcomm, Inc.	1,342,531	151,679,152
		293,030,638
Software - 8.1%
Adobe, Inc. (b)	130,400	35,886,080
Autodesk, Inc. (b)	130,228	24,326,590
Coupa Software, Inc. (b)	33,800	1,987,440
DoubleVerify Holdings, Inc. (b)	224,600	6,142,810
Dynatrace, Inc. (b)	489,394	17,035,805
Elastic NV (b)	484,900	34,786,726
Microsoft Corp.	3,325,005	774,393,665
PTC, Inc. (b)	132,800	13,890,880
Salesforce.com, Inc. (b)	66,300	9,536,592
SAP SE sponsored ADR	919,746	74,729,363
Workday, Inc. Class A (b)	42,900	6,530,238
		999,246,189
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	2,973,714	410,967,275
Samsung Electronics Co. Ltd.	271,740	9,899,761
		420,867,036
TOTAL INFORMATION TECHNOLOGY		2,201,237,793
MATERIALS - 2.6%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	225,300	4,744,818
DuPont de Nemours, Inc.	1,223,200	61,649,280
		66,394,098
Metals & Mining - 2.0%
First Quantum Minerals Ltd.	3,684,600	62,550,309
Freeport-McMoRan, Inc.	4,949,542	135,270,983
Glencore PLC	9,928,000	52,171,811
		249,993,103
TOTAL MATERIALS		316,387,201
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	141,581	30,397,441
Equinix, Inc.	4,422	2,515,410
Simon Property Group, Inc.	585,800	52,575,550
		85,488,401
UTILITIES - 0.5%
Electric Utilities - 0.4%
Entergy Corp.	110,700	11,139,741
PG&E Corp. (b)	969,300	12,116,250
Southern Co.	450,000	30,600,000
		53,855,991
Multi-Utilities - 0.1%
Sempra Energy	34,380	5,154,937
TOTAL UTILITIES		59,010,928
TOTAL COMMON STOCKS (Cost $9,107,974,201)		11,747,693,693

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	17,600	697,136

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (b)	1,749,000	15,041,400

TOTAL PREFERRED STOCKS (Cost $20,367,805)		15,738,536

Other - 0.1%
	Shares	Value ($)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $27,721,776)	22,323,330	9,817,064

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (g)	563,538,847	563,651,555
Fidelity Securities Lending Cash Central Fund 3.10% (g)(h)	44,148,571	44,152,986
TOTAL MONEY MARKET FUNDS (Cost $607,804,541)		607,804,541

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $9,763,868,323)	12,381,053,834
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(28,506,083)
NET ASSETS - 100.0%	12,352,547,751

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,937,630 or 0.1% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,248,102 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Mirion Technologies, Inc.	6/16/21	33,110,980
Reddit, Inc. Series E	5/18/21	747,546
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	27,721,776

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	761,480,223	1,054,685,554	1,252,514,222	3,647,140	-	-	563,651,555	1.1%
Fidelity Securities Lending Cash Central Fund 3.10%	21,387,036	149,431,062	126,665,112	43,995	-	-	44,152,986	0.1%
Total	782,867,259	1,204,116,616	1,379,179,334	3,691,135	-	-	607,804,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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